Related Parties	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 12 – RELATED PARTIES

A.	Transactions and balances with related parties

	Six months ended June 30,		Three months ended June 30,		Year ended December 31
	2021	2020	2021	2020	2020	2019
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
General and administrative expenses:
Payroll and related expenses (C)	196,012	152,972	98,006	92,181	372,039	337,633
	196,012	152,972	98,006	92,181	372,039	337,633

B.	Balances with related parties:

	As of June 30,	As of December 31,
	2021	2020	2019
	(unaudited)
Other current assets	-	-	24,123
Other accounts liabilities (C)	615,626	467,285	77,310

C.	On October 24, 2018, the Company signed three employment agreement with each of its CEO and Co-Founder, CFO and Co-Founder and its BD and Co-Founder, according to which each of the above is entitled to a salary of NIS 25,000 per month and related social benefits. Commencing 2020 the related parties did not withdraw the full amounts entitled to under the above agreements.